Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Liabilities [Abstract]
Schedule Of Other Liabilities

	December 31, 2024	December 31, 2023
Financial guarantee liability (A)	219	268
Deferred share units liability (B)	7,093	3,917
	7,312	4,185